Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,044	$ 10,165	$ 10,620	$ 11,569	$ 11,651	$ 11,168	$ 10,633	$ 10,814	$ 11,342	$ 11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000	10,030	10,135	10,347	10,562	10,572	10,578	10,853	11,436	12,011	12,506
Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000	10,030	10,135	10,347	10,562	10,572	10,578	10,853	11,436	12,011	12,506
Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,030	$ 10,135	$ 10,347	$ 10,562	$ 10,572	$ 10,578	$ 10,853	$ 11,436	$ 12,011	$ 12,506